Accounts Receivable, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Net [Line Items]
Credit losses from continuing operations	$ 7,455,097		$ 7,415,079
Credit losses from discontinued operations	4,906,524		0
Reversed credit losses			21,946,806
Recorded credit losses			1,892,597
Bad debt expense	$ 14,788,061	$ (21,946,806)	$ (18,898,441)	$ 27,469,288